UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SCHEDULE 13D

Under the Securities Exchange Act of 1934
(Amendment No. 1)*

Sobieski Bancorp, Inc.

(Name of Issuer)

Common Stock, par value $0.01 per share

(Title of Class of Securities)

       833582109
(CUSIP Number)

Robert J. Urbanski
51283 Koko Court
South Bend, Indiana 46628
(219) 272-3756

(Name, Address and Telephone Number of Person
Authorized to Receive Notices and Communications)

May 24, 2000

(Date of Event Which Requires Filing of this Statement)

If the filing person has previously filed a statement on Schedule 13G to report the acquisition that is the subject of this Schedule 13D, and is filing this schedule because of Sections 240.13d-1(e), 240.13d-1(f) or 240.13d-1(g), check the following box __.

NOTE: Schedules filed in paper format shall include a signed original and five copies of the schedule, including all exhibits. See Rule 240.13d-7 for other parties to whom copies are to be sent.

*The remainder of this cover page shall be filled out for a reporting person's initial filing on this form with respect to the subject class of securities, and for any subsequent amendment containing information which would alter disclosures provided in a prior cover page.

The information required on the remainder of this cover page shall not be deemed to be "filed" for the purpose of Section 18 of the Securities Exchange Act of 1934 ("Act") or otherwise subject to the liabilities of that section of the Act but shall be subject to all other provisions of the Act (however, see the Notes).

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CUSIP NO. 833582109                                                        13D

1       NAME OF REPORTING PERSON
          S.S. OR I.R.S. IDENTIFICATION NUMBER OF ABOVE PERSON
          (ENTITIES ONLY)

          Robert J. Urbanski

2       CHECK THE APPROPRIATE BOX IF A MEMBER OF A GROUP

          (a)              (b) X

3       SEC USE ONLY

4       SOURCE OF FUNDS

          PF, OO

5       CHECK BOX IF DISCLOSURE OF LEGAL PROCEEDINGS IS
          REQUIRED PURSUANT TO ITEMS 2(d) or 2(e)

6       CITIZENSHIP OR PLACE OF ORGANIZATION

          United States

NUMBER OF SHARES BENEFICIALLY OWNED BY EACH REPORTING PERSON WITH	7	SOLE VOTING POWER
25,562
	8	SHARED VOTING POWER
27,601
	9	SOLE DISPOSITIVE POWER
35,088
	10	SHARED DISPOSITIVE POWER
18,275

11     AGGREGATE AMOUNT BENEFICIALLY OWNED BY REPORTING PERSON

          53,163

12     CHECK BOX IF THE AGGREGATE AMOUNT IN ROW (11) EXCLUDES
          CERTAIN SHARES

13     PERCENT OF CLASS REPRESENTED BY AMOUNT IN ROW (11)

          7.9%

14     TYPE OF REPORTING PERSON

          IN

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Item 1.   Security and Issuer

              This Amendment No. 1 amends and supplements the following items of the Statement on Schedule 13D originally filed on November 1, 1999 (the "Statement") with respect to the common stock, par value $0.01 per share (the "Common Stock"), of Sobieski Bancorp, Inc. (the "Company"), located at 2930 W. Cleveland Road, South Bend, Indiana 46628.

Item 3.   Source and Amount of Funds or Other Consideration

              The response to Item 3 of the Statement is hereby amended in its entirety to read as follows:

              Mr. Urbanski has acquired beneficial ownership of 53,163 shares of Common Stock as follows:
(i)	18,800 shares purchased by Mr. Urbanski with personal funds at an aggregate cost of $189,000;
(ii)	27,601 shares purchased by Mr. Urbanski jointly with his wife, Debra A. Urbanski, with personal funds at an aggregate cost of $376,537;
(iii)	4,830 shares underlying unexercised stock options awarded to Mr. Urbanski under the Company's 1995 Stock Option and Incentive Plan (the "Stock Option Plan") in consideration for his service as a director of the Company and Sobieski Bank (the "Bank"), all of which are currently exercisable; and

(iv)	1,932 shares awarded to Mr. Urbanski as restricted stock under the Company's Recognition and Retention Plan in consideration for his service as a director of the Company and the Bank, all of which are now vested.
Item 5.   Interest in Securities of the Issuer

              Paragraphs one, four and five of the response to Item 5 of the Statement are hereby amended in their entirety to read as follows:

              The aggregate number of shares of Common Stock beneficially owned by Mr. Urbanski as of the date of this filing is 53,163 shares, representing 7.9% of the shares of Common Stock outstanding.
Mr. Urbanski has sole voting and dispositive powers over 25,562 of these shares, which include 4,830 shares subject to currently exercisable stock options. The 53,163 shares also include 27,601 shares which Mr. Urbanski owns jointly with his wife, Debra A. Urbanski, over which Mr. Urbanski may be deemed to have shared voting and dispositive powers.

              During the 60-day period prior to the date of this filing, Mr. and Mrs. Urbanski did not effect any transactions in the Common Stock.

              No person other than Mr. Urbanski is known to have the right to receive or the power to direct the receipt of dividends from, or the proceeds from the sale of, the shares beneficially owned by Mr. Urbanski, except with respect to the 27,601 shares Mr. Urbanski owns jointly with his wife.

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Item 6.   Contracts, Arrangements, Understandings or Relationships with Respect to the Securities of the Issuer

              The response to Item 6 of the Statement is hereby amended to read in its entirety as follows:

              Other than with respect to shares underlying stock options awarded to Mr. Urbanski under the Stock Option Plan, there are no contracts, arrangements, understandings or relationships (legal or otherwise) between Mr. Urbanski and any person with respect to any securities of the Company, including but not limited to, transfer or voting of any of such securities, finder's fees, joint ventures, loan or option arrangements, puts or calls, guarantees of profits, divisions of profits or loss, or the giving or withholding of proxies. None of the shares of Common Stock beneficially owned by Mr. Urbanski are pledged or otherwise subject to a contingency the occurrence of which would give another person voting power or investment power over such shares.

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SIGNATURE

              After reasonable inquiry and to the best of my knowledge and belief, I certify that the information set forth in this statement is true, complete and correct.

Date:	February 11, 2002	/s/ Robert J. Urbanski
Robert J. Urbanski